ORGANIZATION (Results of Operations of VIEs) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Net revenues for continuing operations	¥ 21,815	$ 3,343	¥ 39,688	¥ 126,089
Net loss for continuing operations	(221,096)	(33,885)	(654,286)	(471,737)
Net income for discontinued operations			0	12,343
VIE [Member]
Variable Interest Entity [Line Items]
Net revenues for continuing operations	6,886	1,055	4,093	20,578
Net revenues for discontinued operations				7,398
Net loss for continuing operations	(60,464)	(9,267)	(135,816)	(103,383)
Net income for discontinued operations				2,183
Net cash used in operating activities	(38,888)	(5,960)	(80,729)	(93,142)
Net cash provided by (used in) investing activities	18,440	2,826	(254)	11,164
Net cash provided by financing activities	¥ 19,747	$ 3,026	¥ 152,701	¥ 104,453